UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811- 4007
Legg Mason Partners Trust II
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS TRUST II
LEGG MASON PARTNERS CAPITAL
PRESERVATION FUND II
FORM N-Q
JULY 31, 2007

Legg Mason Partners Capital Preservation Fund II
Schedule of Investments (unaudited)
July 31, 2007

Face
Amount	Security	Value

U.S. GOVERNMENT & AGENCY OBLIGATION — 55.8%
U.S. Government Obligations — 55.8%
$105,500,000	U.S. Treasury STRIPS, zero coupon bond to yield 4.896% due 11/15/07 (Cost — $104,047,295)	$104,009,707

Shares

COMMON STOCKS — 31.8%
CONSUMER DISCRETIONARY — 4.2%
Media — 3.3%
88,596	Interpublic Group of Cos. Inc. *	929,372
75,912	News Corp., Class B Shares	1,720,166
77,029	Pearson PLC, ADR	1,231,694
54,733	Time Warner Inc.	1,054,157
37,007	Walt Disney Co.	1,221,231

	Total Media	6,156,620

Specialty Retail — 0.9%
28,259	Gap Inc.	486,055
24,684	Home Depot Inc.	917,505
9,075	Williams-Sonoma Inc.	279,419

	Total Specialty Retail	1,682,979

	TOTAL CONSUMER DISCRETIONARY	7,839,599

CONSUMER STAPLES — 2.3%
Beverages — 0.2%
5,249	Molson Coors Brewing Co., Class B Shares	466,846

Food & Staples Retailing — 0.7%
27,525	Wal-Mart Stores Inc.	1,264,774

Food Products — 1.1%
19,217	Kraft Foods Inc., Class A Shares	629,357
5,774	Smithfield Foods Inc. *	179,340
38,322	Unilever PLC, ADR	1,195,263

	Total Food Products	2,003,960

Household Products — 0.3%
8,326	Kimberly-Clark Corp.	560,090

	TOTAL CONSUMER STAPLES	4,295,670

ENERGY — 2.9%
Energy Equipment & Services — 1.4%
6,060	Baker Hughes Inc.	479,043
14,065	BJ Services Co.	367,800
13,015	GlobalSantaFe Corp.	933,306
8,520	Schlumberger Ltd.	807,014

	Total Energy Equipment & Services	2,587,163

Oil, Gas & Consumable Fuels — 1.5%
14,845	Anadarko Petroleum Corp.	747,149
9,237	Chevron Corp.	787,547
6,555	Exxon Mobil Corp.	558,027
19,885	Williams Cos. Inc.	641,291

	Total Oil, Gas & Consumable Fuels	2,734,014

	TOTAL ENERGY	5,321,177

EXCHANGE TRADED FUND — 0.9%
46,603	Utilities Select Sector SPDR Fund	1,770,914

FINANCIALS — 6.1%
Capital Markets — 1.8%
1,889	Franklin Resources Inc.	240,602
19,399	Merrill Lynch & Co. Inc.	1,439,406
See Notes to Schedule of Investments.

Legg Mason Partners Capital Preservation Fund II
Schedule of Investments (unaudited) (continued)
July 31, 2007

Shares	Security	Value

Capital Markets — 1.8% (continued)
5,767	Nuveen Investments Inc., Class A Shares	$352,594
18,493	State Street Corp.	1,239,586

	Total Capital Markets	3,272,188

Consumer Finance — 0.6%
19,156	American Express Co.	1,121,392

Diversified Financial Services — 1.7%
30,956	Bank of America Corp.	1,467,933
39,166	JPMorgan Chase & Co.	1,723,696

	Total Diversified Financial Services	3,191,629

Insurance — 1.2%
7,174	Allied World Assurance Holdings Ltd.	340,406
11,512	American International Group Inc.	738,840
21,309	Chubb Corp.	1,074,187

	Total Insurance	2,153,433

Thrifts & Mortgage Finance — 0.8%
13,913	MGIC Investment Corp.	537,877
30,269	PMI Group Inc.	1,031,265

	Total Thrifts & Mortgage Finance	1,569,142

	TOTAL FINANCIALS	11,307,784

HEALTH CARE — 4.1%
Life Sciences Tools & Services — 0.2%
26,609	Enzo Biochem Inc. *	340,063

Pharmaceuticals — 3.9%
31,772	Abbott Laboratories	1,610,523
10,244	Eli Lilly & Co.	554,098
17,904	GlaxoSmithKline PLC, ADR	914,536
18,836	Johnson & Johnson	1,139,578
9,829	Novartis AG, ADR	530,274
52,504	Pfizer Inc.	1,234,369
25,265	Wyeth	1,225,858

	Total Pharmaceuticals	7,209,236

	TOTAL HEALTH CARE	7,549,299

INDUSTRIALS — 3.7%
Aerospace & Defense — 2.2%
11,542	Boeing Co.	1,193,789
24,425	Honeywell International Inc.	1,404,682
28,401	Raytheon Co.	1,572,279

	Total Aerospace & Defense	4,170,750

Building Products — 0.1%
3,889	Simpson Manufacturing Co. Inc.	131,565

Industrial Conglomerates — 0.7%
32,631	General Electric Co.	1,264,778

Machinery — 0.7%
13,356	Caterpillar Inc.	1,052,453
6,460	Dover Corp.	329,460

	Total Machinery	1,381,913

	TOTAL INDUSTRIALS	6,949,006

INFORMATION TECHNOLOGY — 5.2%
Communications Equipment — 1.1%
31,737	Cisco Systems Inc. *	917,516
64,615	Motorola Inc.	1,097,809

	Total Communications Equipment	2,015,325

See Notes to Schedule of Investments.

Legg Mason Partners Capital Preservation Fund II
Schedule of Investments (unaudited) (continued)
July 31, 2007

Shares	Security	Value

Computers & Peripherals — 0.5%
8,755	International Business Machines Corp.	$968,741

Electronic Equipment & Instruments — 0.3%
17,126	Agilent Technologies Inc. *	653,357

Internet Software & Services — 0.3%
12,630	eBay Inc. *	409,212
6,471	VeriSign Inc. *	192,124

	Total Internet Software & Services	601,336

Semiconductors & Semiconductor Equipment — 2.2%
61,092	Applied Materials Inc.	1,346,468
21,752	Novellus Systems Inc. *	620,367
92,474	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	938,611
32,775	Texas Instruments Inc.	1,153,352
2,068	Verigy Ltd. *	50,583

	Total Semiconductors & Semiconductor Equipment	4,109,381

Software — 0.8%
49,335	Microsoft Corp.	1,430,222

	TOTAL INFORMATION TECHNOLOGY	9,778,362

MATERIALS — 1.6%
Chemicals — 0.6%
7,105	Dow Chemical Co.	308,925
16,683	E.I. du Pont de Nemours & Co.	779,597

	Total Chemicals	1,088,522

Metals & Mining — 0.5%
23,758	Alcoa Inc.	907,556
658	AngloGold Ashanti Ltd., ADR	27,741
658	Newmont Mining Corp.	27,471

	Total Metals & Mining	962,768

Paper & Forest Products — 0.5%
12,649	Weyerhaeuser Co.	901,115

	TOTAL MATERIALS	2,952,405

TELECOMMUNICATION SERVICES — 0.8%
Wireless Telecommunication Services — 0.8%
47,303	Vodafone Group PLC, ADR	1,435,646

	TOTAL COMMON STOCKS (Cost — $49,063,971)	59,199,862

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $153,111,266)	163,209,569

Face
Amount

SHORT-TERM INVESTMENTS — 13.0%
U.S. Government Obligations — 5.6%
	U.S. Treasury Bill:
$500,000	4.617% due 9/20/07 (a)(b)(c)	496,689
10,000,000	4.808% due 11/15/07 (a)(b)	9,859,340

	(Cost — $10,357,267)
	Total U.S. Government Obligations	10,356,029

Repurchase Agreement — 7.4% (Cost — $10,357,267)
13,778,000	State Street Bank & Trust Co., dated 7/31/07, 4.640% due 8/1/07; Proceeds at maturity — $13,779,776; (Fully collateralized by U.S. Treasury Bond, 7.125% due 2/15/23; Market value — $14,054,425) (Cost — $13,778,000)	13,778,000

See Notes to Schedule of Investments.

Legg Mason Partners Capital Preservation Fund II
Schedule of Investments (unaudited) (continued)
July 31, 2007

Face
Amount	Security	Value

	TOTAL SHORT-TERM INVESTMENTS (Cost — $24,135,267)	$24,134,029

	TOTAL INVESTMENTS — 100.6% (Cost — $177,246,533#)	187,343,598
	Liabilities in Excess of Other Assets — (0.6)%	(1,032,572)

	TOTAL NET ASSETS — 100.0%	$186,311,026

*	Non-income producing security.

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	Rate shown represents yield-to-maturity.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
ADR — American Depositary Receipt
MGIC — Mortgage Guaranty Insurance Corporation
SPDR — Standard & Poor’s Depositary Receipts
STRIPS — Separate Trading of Registered Interest and Principal Securities
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Capital Preservation Fund II (the “Fund”) is a separate diversified investment fund of the Legg Mason Partners Trust II (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Stripped Securities. The Fund invests in ‘‘Stripped Securities,’’ a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)
2. Investments
     At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,991,543
Gross unrealized depreciation	(894,478)

Net unrealized appreciation	$10,097,065

At July 31, 2007, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Loss

Contracts to Buy:
S & P 500 Index	17	9/07	$6,432,527	$6,213,075	$(219,452)

ITEM 2.	CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Trust II

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: September 26, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: September 26, 2007

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer
Date: September 26, 2007